Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ 81	$ (110)	$ 42	$ (172)
Changes in retirement plans' funded status, Gross Amount	(58)	6	(14)	20
Foreign currency translation, Gross Amount	18	146	13	201
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	3	3	(25)	(1)
Other comprehensive income (loss), Gross Amount	44	45	16	48
Unrealized gain (loss) on cash flow hedges, Income Taxes	(14)	29	(14)	49
Changes in retirement plans' funded status, Income Taxes	(5)	(3)	(11)	(6)
Other comprehensive income (loss), Income Taxes	(19)	26	(25)	43
Unrealized gain (loss) on cash flow hedges, Net Amount	67	(81)	28	(123)
Changes in retirement plans’ funded status	(63)	3	(25)	14
Foreign currency translation, Net Amount	18	146	13	201
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	3	3	(25)	(1)
Other comprehensive income (loss), net of tax	$ 25	$ 71	$ (9)	$ 91